Report of Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,948,360	$ 2,948,360
Financial assets, ending balance		2,923,319	$ 2,948,360
Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	12,495	12,495
Financial assets, ending balance		3,019	12,495
Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Impairment loss recognised in profit or loss		3,133	3,310
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,432,751	2,432,751
Financial assets, ending balance		2,350,371	2,432,751
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	12,495	12,495
Financial assets, ending balance		3,019	12,495
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,670,773	1,670,773	1,632,202
Net new and further lending/repayments		44,863	35,906
Assets written off		(4,459)	(3,922)
Credit-related modifications that resulted in derecognition			(119)
Foreign exchange and others		(81,651)	6,706
Financial assets, ending balance		1,629,501	1,670,773
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others		(3,700)	(7,700)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		(35,300)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Argentina business
Increase (decrease) in financial assets [abstract]
Others		(2,700)
Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,469)	(5,469)
Financial assets, ending balance		(4,618)	(5,469)
ECL income statement change for the period		(4,800)	(5,700)
Accumulated impairment | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0	0
Financial assets, ending balance		0	0
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,495)	(11,495)	(11,954)
Net remeasurement of ECL arising from transfer of stage		(16)	(180)
Net new and further lending/repayments		2,103	1,596
Changes to risk parameters – credit quality		(5,366)	(4,830)
Changes to models used for ECL calculation		44	31
Assets written off		4,459	3,922
Credit-related modifications that resulted in derecognition		0	95
Foreign exchange and others		166	(175)
Financial assets, ending balance		(10,105)	(11,495)
ECL income statement change for the period		(3,235)	(3,383)
Recoveries		260	268
Others		(158)	(195)
Impairment loss recognised in profit or loss		(3,133)	(3,310)
Increase (decrease) in ECL		1,390
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others		46	70
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		21
– stage 1 | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,496,805	1,496,805	1,433,643
Transfers of financial instruments:		(19,629)	(18,948)
Net new and further lending/repayments		87,833	77,693
Foreign exchange and others		(75,322)	4,417
Financial assets, ending balance		1,489,687	1,496,805
– stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,300)	(1,300)	(1,257)
Transfers of financial instruments:		(1,259)	(1,048)
Net remeasurement of ECL arising from transfer of stage		959	917
Net new and further lending/repayments		(168)	(185)
Changes to risk parameters – credit quality		363	307
Changes to models used for ECL calculation		68	(22)
Foreign exchange and others		105	(12)
Financial assets, ending balance		(1,232)	(1,300)
ECL income statement change for the period		1,222	1,017
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	153,084	153,084	177,223
Transfers of financial instruments:		6,652	10,286
Net new and further lending/repayments		(37,731)	(36,795)
Foreign exchange and others		(6,107)	2,370
Financial assets, ending balance		115,898	153,084
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,102)	(3,102)	(3,710)
Transfers of financial instruments:		2,302	2,228
Net remeasurement of ECL arising from transfer of stage		(831)	(973)
Net new and further lending/repayments		589	661
Changes to risk parameters – credit quality		(1,773)	(1,262)
Changes to models used for ECL calculation		(4)	46
Foreign exchange and others		145	(92)
Financial assets, ending balance		(2,674)	(3,102)
ECL income statement change for the period		(2,019)	(1,528)
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,799	20,799	21,207
Transfers of financial instruments:		12,977	8,662
Net new and further lending/repayments		(5,246)	(4,956)
Assets written off		(4,459)	(3,922)
Credit-related modifications that resulted in derecognition			(119)
Foreign exchange and others		(223)	(73)
Financial assets, ending balance		23,823	20,799
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,063)	(7,063)	(6,949)
Transfers of financial instruments:		(1,043)	(1,180)
Net remeasurement of ECL arising from transfer of stage		(144)	(124)
Net new and further lending/repayments		1,689	1,117
Changes to risk parameters – credit quality		(3,945)	(3,896)
Changes to models used for ECL calculation		(20)	7
Assets written off		4,459	3,922
Credit-related modifications that resulted in derecognition			95
Foreign exchange and others		(81)	(55)
Financial assets, ending balance		(6,148)	(7,063)
ECL income statement change for the period		(2,420)	(2,896)
Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85	85	129
Net new and further lending/repayments		7	(36)
Assets written off		0
Foreign exchange and others		1	(8)
Financial assets, ending balance		93	85
Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)	(30)	(38)
Net new and further lending/repayments		(7)	3
Changes to risk parameters – credit quality		(11)	21
Assets written off		0
Foreign exchange and others		(3)	(16)
Financial assets, ending balance		(51)	(30)
ECL income statement change for the period		(18)	24
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	965,135	965,135	972,179
Net new and further lending/repayments		23,759	7,377
Assets written off		(2,925)	(2,596)
Credit-related modifications that resulted in derecognition		0	(119)
Foreign exchange and others		(58,375)	(11,706)
Financial assets, ending balance		927,594	965,135
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others		2,900	13,500
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others	(28,900)
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8,603)	(8,603)	(9,057)
Net remeasurement of ECL arising from transfer of stage		(24)	15
Net new and further lending/repayments		1,372	1,149
Changes to risk parameters – credit quality		(3,306)	(3,338)
Changes to models used for ECL calculation		144	16
Assets written off		2,925	2,596
Credit-related modifications that resulted in derecognition		0	95
Foreign exchange and others		(67)	(79)
Financial assets, ending balance		(7,559)	(8,603)
ECL income statement change for the period		(1,814)	(2,158)
Recoveries		40	42
Others		(126)	(203)
Impairment loss recognised in profit or loss		(1,900)	(2,319)
Increase (decrease) in ECL		1,044
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Argentina business
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		300
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others		(23)	61
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others	20
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2		(15,809)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Asia
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2		(12,878)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | US
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2		(1,986)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Mexico
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2		(1,805)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | UK
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2		(3,077)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	845,982	845,982	830,322
Transfers of financial instruments:		(17,606)	(16,804)
transfers from stage 1 to stage 2		(70,991)	(93,511)
transfers from stage 2 to stage 1		55,182	77,772
– transfers to stage 3		(2,056)	(1,444)
Transfers out3		259	379
Net new and further lending/repayments		58,044	43,282
Foreign exchange and others		(53,384)	(10,818)
Financial assets, ending balance		833,036	845,982
Wholesale | – stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(698)	(698)	(670)
Transfers of financial instruments:		(214)	(429)
transfers from stage 1 to stage 2		173	172
transfers from stage 2 to stage 1		(380)	(605)
– transfers to stage 3		7	20
Transfers out3		(14)	(16)
Net remeasurement of ECL arising from transfer of stage		214	354
Net new and further lending/repayments		(151)	(138)
Changes to risk parameters – credit quality		112	203
Changes to models used for ECL calculation		39	(9)
Foreign exchange and others		53	(9)
Financial assets, ending balance		(645)	(698)
ECL income statement change for the period		214	410
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,129	102,129	124,660
Transfers of financial instruments:		6,997	10,247
transfers from stage 1 to stage 2		(70,991)	(93,511)
transfers from stage 2 to stage 1		55,182	77,772
– transfers to stage 3		(9,515)	(6,255)
Transfers out3		703	763
Net new and further lending/repayments		(29,842)	(32,082)
Foreign exchange and others		(4,996)	(696)
Financial assets, ending balance		74,288	102,129
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,668)	(1,668)	(2,205)
Transfers of financial instruments:		825	1,141
transfers from stage 1 to stage 2		173	172
transfers from stage 2 to stage 1		(380)	(605)
– transfers to stage 3		636	765
Transfers out3		(18)	(57)
Net remeasurement of ECL arising from transfer of stage		(226)	(294)
Net new and further lending/repayments		311	311
Changes to risk parameters – credit quality		(899)	(621)
Changes to models used for ECL calculation		105	25
Foreign exchange and others		36	(25)
Financial assets, ending balance		(1,516)	(1,668)
ECL income statement change for the period		(709)	(579)
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	16,939	16,939	17,068
Transfers of financial instruments:		10,609	6,557
– transfers to stage 3		(11,571)	(7,699)
Transfers out3		962	1,142
Net new and further lending/repayments		(4,450)	(3,787)
Assets written off		(2,925)	(2,596)
Credit-related modifications that resulted in derecognition		0	(119)
Foreign exchange and others		4	(184)
Financial assets, ending balance		20,177	16,939
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,207)	(6,207)	(6,144)
Transfers of financial instruments:		(611)	(712)
– transfers to stage 3		643	785
Transfers out3		(32)	(73)
Net remeasurement of ECL arising from transfer of stage		(12)	(45)
Net new and further lending/repayments		1,219	973
Changes to risk parameters – credit quality		(2,508)	(2,941)
Assets written off		2,925	2,596
Credit-related modifications that resulted in derecognition		0	95
Foreign exchange and others		(153)	(29)
Financial assets, ending balance		(5,347)	(6,207)
ECL income statement change for the period		(1,301)	(2,013)
Wholesale | Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85	85	129
Net new and further lending/repayments		7	(36)
Foreign exchange and others		1	(8)
Financial assets, ending balance		93	85
Wholesale | Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ (30)	(30)	(38)
Net new and further lending/repayments		(7)	3
Changes to risk parameters – credit quality		(11)	21
Foreign exchange and others		(3)	(16)
Financial assets, ending balance		(51)	(30)
ECL income statement change for the period		$ (18)	$ 24